5. Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	$ 2,075,996	$ 2,245,605	$ 3,071,058
Rental costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	24,012	0	6,697
Staff costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	249,624	252,850	201,423
Sundry operating expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	623,165	202,932	283,601
Taxation on buildings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	175,699	172,120	172,489
Administrative and other expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	157,315	153,930	834,640
Maintenance expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	260,287	260,156	244,221
Insurance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	24,838	120,949	122,492
Legal expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	84,886	128,166	356,775
Professional fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	329,952	488,327	489,209
Bank fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	15,919	26,407	22,023
Licenses, registration & fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	6,346	7,411	5,821
Non-employee stock based compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	95,419	370,040	260,819
Travel expense [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total other expenses	$ 28,534	$ 62,317	$ 70,848

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).